UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10 - D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the Monthly Distribution Date:	May 25, 2007

Commission File Number of issuing entity:	333-141255-05

WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
WMALT SERIES 2007-OC1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-141255

WaMu Asset Acceptance Corp.

(Exact name of depositor as specified in its charter)

Washington Mutual Mortgage Securities Corp

(Exact name of sponsor(s) as specified in its charter)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	54-2199420 (I.R.S. Employer Identification No.)

1301 SECOND AVENUE, WMC 3501A SEATTLE, WASHINGTON (Address of principal executive offices of the issuing entity)	98101 (Zip Code)

(206) 500-4418
(Telephone number, including area code)

(Former name or former address, if changed since last report)

Section 12(b)	Registered/reporting pursuant to (check one) Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b)
[ ]	[ ]	[xx]	________________
[ ]	[ ]	[ ]	________________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [XX] No [__]

Part I - Distribution Information

Item 1. Distribution and Pool Performance Information.

The attached report relates to the distribution report furnished to the certificate holders following an earlier, incorrect report on May 25, 2007. This revised report , which resulted in Delinquency numbers adjustment, was made available on June 04, 2007.

Part II - Other Information

Item 9. Exhibits

Exhibit No.	Description
99.1	Washington Mutual Mortgage Pass-Through Certificates, WMALT, Series 2007-OC1 Monthly Distribution Report for May 2007

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

WaMu Asset Acceptance Corp., Depositor
Date: June 05, 2007	By:	/s/Barb Campbell
Name: Barb Campbell Title: First Vice President (Authorized Officer)